Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ (160,112)	$ (799,162)	$ (49,183)	$ (371,205)	$ (209,295)	$ (799,162)	$ (524,759)	$ (1,381,077)
Net Cash Provided by (Used in) Operating Activities					(372,337)	$ (116,093)	(66,859)	(664,840)
Retained Earnings (Accumulated Deficit)	$ (7,295,562)				$ (7,295,562)		$ (7,086,267)	$ (6,561,508)